Schedule of Investments - September 30, 2020
Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal
CORPORATE BONDS - 85.05%	Amount	Value
Advertising - 0.56%
MDC Partners, Inc.
6.500%, 05/01/2024 (r)	$7,612,000	$6,957,444

Aerospace/Defense - 2.00%
F-Brasile SpA / F-Brasile US LLC
7.375%, 08/15/2026 (r)	9,798,000	8,328,300
Spirit AeroSystems, Inc.
7.500%, 04/15/2025 (r)	7,161,000	7,263,975
TransDigm, Inc.
6.250%, 03/15/2026 (r)	8,944,000	9,389,456
		24,981,731
Airlines - 0.99%
Delta Air Lines, Inc.
7.000%, 05/01/2025 (r)	8,460,000	9,300,372
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.750%, 10/20/2028 (r)	2,921,000	3,034,869
		12,335,241
Auto Loans - 0.72%
Ford Motor Credit Company LLC
4.389%, 01/08/2026	9,115,000	9,023,850

Auto Parts & Equipment - 3.04%
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (r)	5,473,000	5,223,294
Adient US LLC
7.000%, 05/15/2026 (r)	5,027,000	5,392,061
American Axle & Manufacturing, Inc.
6.875%, 07/01/2028	1,224,000	1,189,630
Clarios Global LP / Clarios US Finance Company
6.250%, 05/15/2026 (r)	7,591,000	7,973,776
Delphi Technologies PLC
5.000%, 10/01/2025 (r)	4,496,000	5,145,110
The Goodyear Tire & Rubber Company
4.875%, 03/15/2027	6,237,000	5,909,557
Meritor, Inc.
6.250%, 02/15/2024	6,900,000	7,063,151
		37,896,579
Automakers - 2.01%
Ford Motor Company
9.000%, 04/22/2025	6,087,000	6,986,628
General Motors Company
5.200%, 04/01/2045	7,845,000	8,461,898
Navistar International Corp.
6.625%, 11/01/2025 (c) (r)	9,316,000	9,578,013
		25,026,539
Banking - 1.25%
BNP Paribas SA
6.625% (Fixed until 03/24/2024, then 5 Year Swap Rate USD + 4.149%), Perpetual (b) (r)	7,322,000	7,779,625
Societe Generale SA
7.375% (Fixed until 09/12/2021, then 5 Year Swap Rate USD + 6.238%), Perpetual (b) (r)	7,642,000	7,850,015
		15,629,640
Building & Construction - 2.71%
Ashton Woods USA LLC / Ashton Woods Finance Company
6.750%, 08/01/2025 (r)	7,025,000	7,155,981
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
4.875%, 02/15/2030 (r)	4,534,000	4,248,131
TopBuild Corp.
5.625%, 05/01/2026 (r)	6,064,000	6,282,668
TRI Pointe Group, Inc.
5.250%, 06/01/2027	7,325,000	7,845,514
Tutor Perini Corp.
6.875%, 05/01/2025 (r)	3,323,000	3,063,391
Weekley Homes LLC / Weekley Finance Corp.
4.875%, 09/15/2028 (r)	5,153,000	5,217,413
		33,813,098
Building Materials - 2.11%
Beacon Roofing Supply, Inc.
4.875%, 11/01/2025 (r)	5,815,000	5,709,254
Builders FirstSource, Inc.
6.750%, 06/01/2027 (r)	6,430,000	6,896,175
Resideo Funding, Inc.
6.125%, 11/01/2026 (r)	7,323,000	7,231,463
WESCO Distribution, Inc.
7.250%, 06/15/2028 (r)	5,947,000	6,524,335
		26,361,227
Cable & Satellite TV - 4.17%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 06/01/2029 (r)	21,201,000	23,000,753
CSC Holdings LLC
6.500%, 02/01/2029 (r)	8,121,000	9,070,142
Telenet Finance Luxembourg
5.500%, 03/01/2028 (r)	6,400,000	6,744,000
Virgin Media Secured Finance PLC
5.500%, 05/15/2029 (r)	5,953,000	6,399,713
Ziggo BV
4.875%, 01/15/2030 (r)	6,502,000	6,741,761
		51,956,369
Chemicals - 2.59%
Atotech Alpha 3 BV / Alpha US Bidco, Inc.
6.250%, 02/01/2025 (r)	8,458,000	8,616,587
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
4.750%, 06/15/2027 (r)	6,490,000	6,676,588
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.000%, 07/01/2028 (r)	2,932,000	3,148,235
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.375%, 09/01/2025 (r)	8,428,000	8,406,930
Univar Solutions USA, Inc.
5.125%, 12/01/2027 (r)	5,349,000	5,498,451
		32,346,791
Consumer - Products - 0.45%
Winnebago Industries, Inc.
6.250%, 07/15/2028 (r)	5,305,000	5,593,459

Consumer/Commercial/Lease Financing - 2.17%
Credit Acceptance Corp.
6.625%, 03/15/2026	6,310,000	6,542,681
DAE Funding LLC
5.000%, 08/01/2024 (r)	9,616,000	9,688,120
Navient Corp.
5.000%, 03/15/2027	4,046,000	3,804,899
Park Aerospace Holdings Ltd.
5.500%, 02/15/2024 (r)	6,940,000	6,988,569
		27,024,269
Diversified Capital Goods - 3.62%
EnPro Industries, Inc.
5.750%, 10/15/2026	7,126,000	7,543,299
General Electric Company
5.000% (Fixed until 01/20/2021, then 3 Month LIBOR USD + 3.330%), Perpetual (b)	24,815,000	19,811,774
Matthews International Corp.
5.250%, 12/01/2025 (r)	11,468,000	10,879,061
Vertical US Newco, Inc.
5.250%, 07/15/2027 (r)	6,607,000	6,878,812
		45,112,946
Electric - Generation - 1.18%
Calpine Corp.
4.625%, 02/01/2029 (r)	1,868,000	1,869,167
5.000%, 02/01/2031 (r)	3,165,000	3,232,019
NRG Energy, Inc.
7.250%, 05/15/2026	3,615,000	3,854,114
Vistra Operations Company LLC
5.000%, 07/31/2027 (r)	5,526,000	5,809,208
		14,764,508
Electric - Integrated - 1.58%
Pacific Gas and Electric Company
4.550%, 07/01/2030	2,967,881	3,223,764
4.950%, 07/01/2050	3,430,948	3,682,234
PG&E Corp.
5.000%, 07/01/2028	6,606,000	6,416,573
5.250%, 07/01/2030	6,606,000	6,399,563
		19,722,134
Electronics - 1.22%
Microchip Technology, Inc.
4.250%, 09/01/2025 (r)	8,433,000	8,759,263
Qorvo, Inc.
5.500%, 07/15/2026	6,105,000	6,485,220
		15,244,483
Energy - Exploration & Production - 4.92%
Apache Corp.
4.875%, 11/15/2027	3,421,000	3,239,259
4.375%, 10/15/2028	8,416,000	7,716,420
Bellatrix Exploration Ltd.
8.500%, 09/11/2023 (d) (f) (i) (u)	7,471,000	0
3.000% Cash and 9.500% PIK, 12/15/2023 (d) (f) (i) (p) (u)	8,141,000	0
Callon Petroleum Company
6.250%, 04/15/2023	3,324,000	1,074,034
6.375%, 07/01/2026	10,659,000	2,649,401
HighPoint Operating Corp.
8.750%, 06/15/2025	12,312,000	3,139,560
Jonah Energy LLC / Jonah Energy Finance Corp.
7.250%, 10/15/2025 (r)	20,936,000	2,433,810
Lonestar Resources America, Inc.
11.250%, 01/01/2023 (d) (r)	16,448,000	2,960,640
Moss Creek Resources Holdings, Inc.
7.500%, 01/15/2026 (r)	12,970,000	7,828,173
Occidental Petroleum Corp.
3.500%, 08/15/2029	12,993,000	9,983,821
6.625%, 09/01/2030	5,787,000	5,349,358
PetroQuest Energy, Inc.
10.000% PIK, 02/15/2024 (f) (i) (p) (u)	7,641,537	0
Range Resources Corp.
9.250%, 02/01/2026 (r)	7,417,000	7,633,725
SM Energy Company
10.000%, 01/15/2025 (r)	1,817,000	1,729,557
Southwestern Energy Company
7.750%, 10/01/2027	2,201,000	2,140,253
Unit Corp.
6.625%, 05/15/2021 (d) (i)	24,129,000	3,498,705
		61,376,716
Food - Wholesale - 0.91%
Kraft Heinz Foods Company
4.250%, 03/01/2031 (r)	3,252,000	3,574,411
5.000%, 07/15/2035	6,777,000	7,813,344
		11,387,755
Forestry/Paper - 3.07%
Enviva Partners LP / Enviva Partners Finance Corp.
6.500%, 01/15/2026 (r)	8,883,000	9,377,117
Mercer International, Inc.
7.375%, 01/15/2025	9,682,000	9,821,179
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (r)	13,857,000	9,507,911
Schweitzer-Mauduit International, Inc.
6.875%, 10/01/2026 (r)	9,064,000	9,594,788
		38,300,995
Gaming - 4.58%
Boyd Gaming Corp.
6.000%, 08/15/2026	7,335,000	7,590,331
Churchill Downs, Inc.
5.500%, 04/01/2027 (r)	5,002,000	5,232,667
International Game Technology PLC
6.250%, 01/15/2027 (r)	9,108,000	9,774,296
Jacobs Entertainment, Inc.
7.875%, 02/01/2024 (c) (r)	10,760,000	10,539,151
MGM China Holdings Ltd.
5.875%, 05/15/2026 (r)	5,483,000	5,660,320
Penn National Gaming, Inc.
5.625%, 01/15/2027 (r)	9,161,000	9,515,073
Wynn Macau Ltd.
5.500%, 10/01/2027 (r)	9,048,000	8,799,180
		57,111,018
Gas Distribution - 3.32%
American Midstream Partners LP / American Midstream Finance Corp.
9.500%, 12/15/2021 (r)	10,467,000	10,426,440
EQM Midstream Partners LP
5.500%, 07/15/2028	8,088,000	8,162,248
Holly Energy Partners LP / Holly Energy Finance Corp.
5.000%, 02/01/2028 (r)	6,675,000	6,554,016
PBF Logistics LP / PBF Logistics Finance Corp.
6.875%, 05/15/2023	7,081,000	6,678,162
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (r)	10,247,000	9,541,443
		41,362,309
Health Facilities - 3.19%
Acadia Healthcare Company, Inc.
5.000%, 04/15/2029 (e) (r)	81,000	81,911
CHS / Community Health Systems, Inc.
8.000%, 03/15/2026 (r)	9,216,000	9,058,291
8.000%, 12/15/2027 (r)	1,985,000	1,945,300
6.875%, 04/01/2028 (r)	4,834,000	2,293,129
Encompass Health Corp.
4.625%, 04/01/2031 (e)	5,683,000	5,683,000
HCA, Inc.
5.875%, 02/01/2029 (c)	7,472,000	8,717,620
Tenet Healthcare Corp.
6.250%, 02/01/2027 (c) (r)	5,845,000	6,041,421
5.125%, 11/01/2027 (r)	5,782,000	5,961,820
		39,782,492
Hotels - 1.63%
Hyatt Hotels Corp.
5.750%, 04/23/2030	3,716,000	4,272,209
Wyndham Destinations, Inc.
6.625%, 07/31/2026 (r)	1,087,000	1,140,790
4.625%, 03/01/2030 (r)	8,251,000	7,976,407
Wyndham Hotels & Resorts, Inc.
5.375%, 04/15/2026 (r)	6,827,000	6,959,273
		20,348,679
Investments & Miscellaneous Financial Services - 0.74%
SoftBank Group Corp.
6.000% (Fixed until 07/18/2023, then 5 Year Mid Swap Rate USD + 4.226%), Perpetual (b)	9,930,000	9,188,974

Machinery - 0.55%
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (r)	7,098,000	6,875,442

Managed Care - 0.45%
Centene Corp.
5.375%, 08/15/2026 (r)	5,323,000	5,654,623

Media - Diversified - 0.79%
National CineMedia LLC
5.750%, 08/15/2026	10,615,000	7,255,989
5.875%, 04/15/2028 (r)	3,041,000	2,546,838
		9,802,827
Media Content - 1.64%
Salem Media Group, Inc.
6.750%, 06/01/2024 (r)	10,373,000	9,024,510
Townsquare Media, Inc.
6.500%, 04/01/2023 (c) (r)	12,409,000	11,414,977
		20,439,487
Medical Products - 0.63%
Varex Imaging Corp.
7.875%, 10/15/2027 (r)	7,550,000	7,833,125

Metals/Mining Excluding Steel - 1.93%
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
7.375%, 12/15/2023 (r)	7,561,000	7,674,415
Kaiser Aluminum Corp.
6.500%, 05/01/2025 (r)	6,254,000	6,466,105
Rain CII Carbon LLC / CII Carbon Corp.
7.250%, 04/01/2025 (c) (r)	10,099,000	9,877,983
		24,018,503
Oil Field Equipment & Services - 2.92%
ChampionX Corp.
6.375%, 05/01/2026	2,676,000	2,565,615
Exterran Energy Solutions LP / EES Finance Corp.
8.125%, 05/01/2025	12,250,000	10,503,089
Nabors Industries Ltd.
7.500%, 01/15/2028 (r)	4,331,000	2,097,828
Nine Energy Service, Inc.
8.750%, 11/01/2023 (r)	15,211,000	4,625,133
SESI LLC
7.750%, 09/15/2024	12,918,000	3,229,500
Shelf Drilling Holdings Ltd.
8.250%, 02/15/2025 (r)	16,064,000	6,425,600
Transocean Poseidon Ltd.
6.875%, 02/01/2027 (r)	8,602,000	6,924,610
		36,371,375
Oil Refining & Marketing - 1.09%
Parkland Corp.
5.875%, 07/15/2027 (r)	5,451,000	5,740,584
PBF Holding Company LLC / PBF Finance Corp.
9.250%, 05/15/2025 (r)	1,297,000	1,331,299
6.000%, 02/15/2028 (r)	9,762,000	6,569,094
		13,640,977
Packaging - 0.76%
Plastipak Holdings, Inc.
6.250%, 10/15/2025 (c) (r)	9,495,000	9,512,803

Personal & Household Products - 1.17%
Edgewell Personal Care Company
5.500%, 06/01/2028 (r)	5,526,000	5,822,276
Energizer Holdings, Inc.
4.375%, 03/31/2029 (r)	3,474,000	3,517,425
6.375%, 07/15/2026 (r)	4,900,000	5,271,543
		14,611,244
Pharmaceuticals - 1.26%
Bausch Health Companies, Inc.
7.250%, 05/30/2029 (r)	9,663,000	10,416,086
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.000%, 06/30/2028 (r)	0	0
9.500%, 07/31/2027 (r)	2,926,000	3,063,156
Par Pharmaceutical, Inc.
7.500%, 04/01/2027 (r)	2,097,000	2,199,732
		15,678,974
Printing & Publishing - 1.70%
Meredith Corp.
6.500%, 07/01/2025 (r)	5,502,000	5,684,254
6.875%, 02/01/2026	9,383,000	7,852,398
Vericast Corp.
9.250%, 03/01/2021 (r)	2,061,000	2,082,898
8.375%, 08/15/2022 (r)	5,706,000	5,559,784
		21,179,334
Recreation & Travel - 2.22%
Carnival Corp.
11.500%, 04/01/2023 (r)	9,002,000	10,104,160
TripAdvisor, Inc.
7.000%, 07/15/2025 (r)	7,524,000	7,857,877
VOC Escrow Ltd.
5.000%, 02/15/2028 (r)	10,972,000	9,739,680
		27,701,717
Software/Services - 1.29%
Expedia Group, Inc.
7.000%, 05/01/2025 (r)	7,783,000	8,424,817
Fair Isaac Corp.
4.000%, 06/15/2028 (r)	3,960,000	4,091,175
PTC, Inc.
4.000%, 02/15/2028 (r)	3,404,000	3,505,099
		16,021,091
Specialty Retail - 3.13%
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC
7.500%, 05/01/2025 (r)	10,044,000	7,081,020
L Brands, Inc.
6.625%, 10/01/2030 (r)	1,870,000	1,907,400
6.875%, 07/01/2025 (r)	6,846,000	7,404,017
Liberty Interactive LLC
8.250%, 02/01/2030 (c)	9,200,000	9,965,118
Lithia Motors, Inc.
4.375%, 01/15/2031 (e) (r)	3,462,000	3,462,000
Murphy Oil USA, Inc.
5.625%, 05/01/2027	5,405,000	5,762,054
The William Carter Company
5.625%, 03/15/2027 (r)	3,318,000	3,471,458
		39,053,067
Steel Producers/Products - 0.56%
Allegheny Technologies, Inc.
5.875%, 12/01/2027	7,201,000	6,933,303

Support - Services - 2.88%
Ashtead Capital, Inc.
4.250%, 11/01/2029 (r)	5,991,000	6,322,880
Fluor Corp.
4.250%, 09/15/2028	4,341,000	3,722,408
Gartner, Inc.
4.500%, 07/01/2028 (r)	4,736,000	4,967,827
The GEO Group, Inc.
5.875%, 10/15/2024	11,153,000	8,566,898
Herc Holdings, Inc.
5.500%, 07/15/2027 (r)	5,479,000	5,679,120
Vizient, Inc.
6.250%, 05/15/2027 (r)	6,298,000	6,619,576
		35,878,709
Technology Hardware & Equipment - 2.66%
CommScope Technologies LLC
6.000%, 06/15/2025 (r)	5,327,000	5,406,372
CommScope, Inc.
6.000%, 03/01/2026 (r)	5,966,000	6,226,804
Ingram Micro, Inc.
5.450%, 12/15/2024	8,748,000	9,351,416
NCR Corp.
6.125%, 09/01/2029 (r)	5,509,000	5,830,230
Xerox Holdings Corp.
5.500%, 08/15/2028 (r)	6,450,000	6,366,794
		33,181,616
Telecom - Satellite - 0.43%
Telesat Canada / Telesat LLC
6.500%, 10/15/2027 (r)	5,324,000	5,369,786

Telecom - Wireline Integrated & Services - 0.62%
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC
6.000%, 04/15/2023 (r)	7,663,000	7,720,473

Theaters & Entertainment - 0.45%
Live Nation Entertainment, Inc.
6.500%, 05/15/2027 (r)	5,196,000	5,614,382

Transport Infrastructure/Services - 1.19%
GasLog Ltd.
8.875%, 03/22/2022	8,934,000	8,652,713
XPO Logistics, Inc.
6.750%, 08/15/2024 (r)	5,847,000	6,204,106
		14,856,819
Total corporate bonds (Cost $1,180,777,547)		1,060,598,923

ASSET-BACKED SECURITIES - 0.99%
Air Transportation - 0.53%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A
4.800%, 08/15/2027 (r)	6,255,000	6,573,055

Airlines - 0.46%
Air Canada Pass-Through Trust, Series 2020-2, Class A
5.250%, 04/01/2029 (r)	5,624,000	5,778,767
Total asset-backed securities (Cost $12,046,141)		12,351,822

CONVERTIBLE BONDS - 0.20%
Cable & Satellite TV - 0.20%
DISH Network Corp.
3.375%, 08/15/2026	2,698,000	2,483,500
Total convertible bonds (Cost $2,600,624)		2,483,500

TERM LOANS - 6.17%
Building & Construction - 0.55%
Tutor Perini Corp.
5.750% (3 Month LIBOR USD + 4.750%), 08/18/2027 (Acquired 08/14/2020, Cost $6,831,704) (b) (m)	6,970,000	6,900,300

Chemicals - 0.75%
Hexion, Inc.
3.730% (3 Month LIBOR USD + 3.500%), 07/01/2026 (Acquired 06/27/2019, Cost $3,134,539) (b) (m)	3,166,201	3,128,998
Momentive Performance Materials USA LLC
3.410% (1 Month LIBOR USD + 3.250%), 05/15/2024 (Acquired 04/18/2019, Cost $6,438,250) (b) (m)	6,470,604	6,203,723
		9,332,721
Food - Wholesale - 0.43%
WEI Sales LLC
4.000% (1 Month LIBOR USD + 3.000%), 03/31/2025 (Acquired 09/23/2019, Cost $5,378,035) (b) (m)	5,391,514	5,303,901

Machinery - 0.68%
Granite US Holdings Corp.
5.470% (3 Month LIBOR USD + 5.250%), 09/30/2026 (Acquired 09/25/2019, Cost $8,694,569) (b) (m)	8,938,204	8,491,294

Metals/Mining Excluding Steel - 0.31%
American Zinc Recycling Corp.
15.000% PIK, 04/12/2023 (Acquired 01/31/2020, Cost $3,947,691) (f) (i) (m) (p) (u)	3,993,300	3,873,501

Oil Field Equipment & Services - 0.50%
ChampionX Holding, Inc.
6.000% (3 Month LIBOR USD + 5.000%), 06/03/2027 (Acquired 05/29/2020 - 06/11/2020, Cost $3,810,793) (b) (m)	3,950,000	3,940,125
Iracore International Holdings, Inc.
11.250% (1 Month LIBOR USD + 9.000%), 04/13/2021 (Acquired 04/13/2017, Cost $2,257,130) (b) (f) (m) (u)	2,257,130	2,257,130
		6,197,255
Oil Refining & Marketing - 0.22%
Par Petroleum LLC
6.980% (3 Month LIBOR USD + 6.750%), 01/12/2026 (Acquired 02/13/2020 - 03/10/2020, Cost $3,017,243) (b) (m)	3,101,184	2,775,560

Pharmaceuticals - 0.55%
Mallinckrodt International Finance SA
3.750% (3 Month LIBOR USD + 3.000%), 02/24/2025 (Acquired 12/23/2019 - 01/22/2020, Cost $6,963,070) (b) (m)	8,201,985	6,918,375

Software/Services - 0.58%
The Dun & Bradstreet Corp.
3.895% (1 Month LIBOR USD + 3.750%), 02/06/2026 (Acquired 02/01/2019, Cost $7,159,488) (b) (m)	7,278,662	7,216,793

Specialty Retail - 0.99%
Ascena Retail Group, Inc.
4.737% (3 Month LIBOR USD + 4.500%), 08/21/2022 (Acquired 07/15/2019 - 08/23/2019, Cost $8,643,841) (b) (d) (m)	11,772,691	2,903,970
12.750% (1 Month LIBOR USD + 11.750%), 03/16/2021 (Acquired 09/16/2020, Cost $3,367,692) (b) (m)	4,119,858	5,582,407
Boardriders, Inc.
7.500% (3 Month LIBOR USD + 6.500%), 04/23/2024 (Acquired 03/21/2018, Cost $6,343,334) (b) (m)	6,432,787	3,795,345
		12,281,722
Support - Services - 0.61%
Drive Chassis Holdco LLC
8.474% (3 Month LIBOR USD + 8.250%), 04/10/2026 (Acquired 04/12/2019, Cost $7,499,990) (b) (m)	7,855,000	7,580,075
Total term loans (Cost $83,487,369)		76,871,497
	Shares
PREFERRED STOCKS - 0.23%	Held
Food - Wholesale - 0.00%
Pinnacle Agriculture Enterprises LLC (Acquired 03/10/2017, Cost $11,261,746) (a) (f) (i) (m) (u)	15,327,294	0

Hotels - 0.23%
Pebblebrook Hotel Trust - Series E, 6.375%	15,157	340,502
Pebblebrook Hotel Trust - Series F, 6.300%	110,042	2,499,054
		2,839,556
Total preferred stocks (Cost $14,058,141)		2,839,556

COMMON STOCKS - 4.47%
Automakers - 0.00%
General Motors Company - Escrow (Acquired 11/17/2009 - 04/06/2011, Cost $0) (a) (f) (i) (m) (u)	357,000	0

Energy - Exploration & Production - 0.00%
Bellatrix Exploration Ltd. (a) (f) (i) (u)	436,072	436
Fieldwood Energy, Inc. (a) (f) (i) (u)	30,428	0
Fieldwood Energy, Inc. (Acquired 05/03/2018, Cost $2,629,338) (a) (f) (i) (m) (u)	112,702	0
PetroQuest Energy, Inc. (a) (f) (i) (o) (u)	733,008	0
Vantage Drilling International (a) (i)	7,539	9,424
Warren Resources, Inc. (Acquired 11/23/2016, Cost $162,924) (a) (f) (i) (m) (u)	117,785	1,178
		11,038
Metals/Mining Excluding Steel - 3.56%
American Zinc Recycling Corp. (Acquired 07/19/2012 - 12/10/2019, Cost $43,607,065) (a) (f) (i) (m) (o) (u)	116,127	34,357,423
RA Parent, Inc. (Acquired 12/23/2014 - 01/18/2018, Cost $18,046,229) (a) (f) (i) (m) (o) (u)	291	10,035,820
		44,393,243
Oil Field Equipment & Services - 0.56%
Iracore Investments Holdings, Inc. - Class A (Acquired 04/13/2017, Cost $4,753,500) (a) (f) (i) (m) (o) (u)	22,361	6,946,445

Specialty Retail - 0.35%
Quiksilver, Inc. (Acquired 07/11/2013 - 05/12/2016, Cost $28,937,489) (a) (f) (i) (m) (u)	589,943	4,424,572
Total common stocks (Cost $115,751,332)		55,775,298

WARRANTS - 0.00%
Energy - Exploration & Production - 0.00%
Lonestar Resources America, Inc. (Acquired 08/19/2016 - 09/30/2016, Cost $763,200) (a) (f) (i) (m)
Expiration: December 2021, Exercise Price $5.00	180,000	0
Total warrants (Cost $763,200)		0
Total long-term investments (Cost $1,409,484,354)		1,210,920,596

SHORT-TERM INVESTMENTS - 1.40%	Principal
Time Deposits - 1.40%	Amount
BNP Paribas, 0.01%, 10/01/2020*	$17,440,753	17,440,753
Brown Brothers Harriman & Co., 0.01%, 10/01/2020*	249	249
Total short-term investments (Cost $17,441,002)		17,441,002

Total investments - 98.51% (Cost $1,426,925,356)		1,228,361,598
Other assets in excess of liabilities - 1.49%		18,607,812
Net assets - 100.00%		$1,246,969,410

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at September 30, 2020.
(c)	- All or a portion of this security is segregated for delayed delivery securities.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(e)	- Delayed delivery security.
(f)
- Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $61,896,505, which represented 4.96% of net assets.  See Security Valuation below.

(i)	- Illiquid security. The total market value of these securities was $63,147,504, which represented 5.06% of net assets.
(m)
- Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $132,636,935, which represented 10.64% of net assets.

(o)
- Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2020, is set forth below:

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation/	Value at		Shares Held at
Issuer Name	June 30, 2020	Purchases	Sales	Gains (Losses)	Depreciation	September 30, 2020	Dividends	September 30, 2020
American Zinc Recycling Corp.	$25,790,712	$-	$-	$-	$8,566,711	$34,357,423	$-	116,127
Iracore Investments Holdings, Inc.	6,596,271	-	-	-	350,174	6,946,445	-	22,361
PetroQuest Energy, Inc.	0	-	-	-	-	0	-	733,008
RA Parent, Inc.	8,203,359	-	-	-	1,832,461	10,035,820	-	291
	$40,590,342	$-	$-	$-	$10,749,346	$51,339,688	$-

(p)	- Payment in-kind (PIK) security.
(r)
- Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $767,628,017, which   represented 61.56% of net assets.

(u)	- Value determined using significant unobservable inputs.
LIBOR	- London Interbank Offered Rate
USD	- United States Dollar
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2020:

Level 1 --- Quoted prices in an active market:
Common Stocks	$9,424
Preferred Stocks	2,839,556
Time Deposits	17,441,002
Level 2 --- Other significant observable market inputs:
Asset-Backed Securities	12,351,822
Convertible Bonds	2,483,500
Corporate Bonds	1,060,598,923
Term Loans	70,740,866
Warrants	0
Level 3 --- Significant unobservable inputs:
Common Stocks:
Automakers	0
Energy - Exploration & Production	1,614
Metals/Mining Excluding Steel	44,393,243
Oil Field Equipment & Services	6,946,445
Specialty Retail	4,424,572
Preferred Stocks:
Food - Wholesale	0
Corporate Bonds	0
Term Loans	6,130,631

Total Investments	$1,228,361,598

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

The following table provides information about the Level 3 values, as well as their inputs, as of September 30, 2020:

	Fair Value at September 30, 2020	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input

Common Stocks	$4,424,572	Calculation of enterprise value using:
		Discounted cash flows	Yield (Discount rate of cash flows)	13% - 15%	Decrease
		Discounted cash flows	Terminal EBITDA multiple	6.75x - 7.75x	Increase
		Market comparable companies	EBITDA multiple	8x - 11x	Increase
	436	Estimated recovery value	Probability of asset recovery	$0.00	Increase
	1,178	Last traded price (stale)	N/A	$0.01	Increase
	51,339,688	Market comparable companies	EBIT multiple	4x - 10x (6.1x)	Increase
Total Common Stocks	55,765,874

Preferred Stocks	0	Estimated recovery value	Probability of asset recovery	$0.00	Increase

Corporate Bonds	0	Estimated recovery value	Probability of asset recovery	$0.00	Increase

Term Loans	2,257,130	Market quote (stale)	N/A	$100.00	Increase
	3,873,501	Purchase price	N/A	$97.00	Increase
Total Term Loans	6,130,631
	$61,896,505

* Unobservable inputs were weighted by the fair value of the investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Bonds	Term Loans	Total
Balance at June 30, 2020	$49,618,084	$0	$0	$6,130,631	$55,748,715
Purchases	-	-	363,882	-	363,882
Sales	-	-	-	-	-
Accrued discounts (premiums)	-	-	(16,647)	1,568,536	1,551,889
Realized gains (losses)	-	-	-	-	-
Change in unrealized appreciation/depreciation	6,147,790	-	(347,235)	(1,568,536)	4,232,019
Transfers into Level 3	-	-	-	-	-
Balance at September 30, 2020	$55,765,874	$0	$0	$6,130,631	$61,896,505

Change in unrealized appreciation/depreciation for Level 3 assets held at September 30, 2020	$6,147,790	$-	$(347,235)	$(1,568,536)	$4,232,019

Commitments. Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At September 30, 2020, the Fund did not have any outstanding bridge loan commitments.  Unfunded loan commitments are contractual obligations for funding to a borrower. At September 30, 2020, the Fund did not have any outstanding unfunded loan commitments.